Significant Balance Sheet Components - Schedule of Property And Equipment, Net (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 32,076
Less accumulated depreciation		(12,659)
Total property and equipment, net		19,417
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property and equipment, gross		13,914
Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property and equipment, gross		7,970
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property and equipment, gross		17
Construction in process [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 10,175